Shareholder Report, Holdings (Details) - C000030518	Nov. 30, 2025
67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.10%
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.80%
02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.00%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Health Care002824100
Holdings [Line Items]
Percent of Total Investments	99.80%
Cash & Equivalent09248U551
Holdings [Line Items]
Percent of Total Investments	0.20%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Communications
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Financials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Technology
Holdings [Line Items]
Percent of Net Asset Value	32.90%